Summary of Significant Accounting Policies - Intangible and Leased Assets - Additional Information (Detail) - Not internally generated [member]	12 Months Ended
Dec. 31, 2019
Bottom of range [member] | Client relationships [member]
Disclosure of detailed information about intangible assets [line Items]
Estimated lives	10 years
Bottom of range [member] | Contract backlog and finite trademarks [member]
Disclosure of detailed information about intangible assets [line Items]
Estimated lives	1 year
Top of range [member] | Client relationships [member]
Disclosure of detailed information about intangible assets [line Items]
Estimated lives	15 years
Top of range [member] | Contract backlog and finite trademarks [member]
Disclosure of detailed information about intangible assets [line Items]
Estimated lives	3 years